LPS (Details) - Schedule of Basic and Diluted Loss Per Common Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss used for basic earnings per share (in Dollars)	$ (363,874,560)	$ (23,583,342)	$ (18,002,646)
Denominator:
Basic weighted-average outstanding common shares	65,891,620	58,300,082	57,073,267
Effect of dilutive potential common shares resulting from options	1,444,589	2,819,653	14,098
Effect of dilutive potential restricted stock units	799,436	1,560,396	931,989
Effect of dilutive potential warrants units	7,057,578
Effect of dilutive potential earnout units	10,781,188
Weighted-average shares outstanding - diluted	85,974,411	62,680,131	58,019,354
Net loss per common share:
Basic and diluted loss per share (in Dollars per share)	$ (5.34)	$ (0.4)	$ (0.32)